Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions [abstract]
Schedule of Composition of Provisions
	Dismantling and restoring		Other contractual
	sites	Litigations	obligations	Total
	NIS millions	NIS millions	NIS millions	NIS millions
Balance as at January 1, 2016	20	54	56	130
Provisions made during the year	14	27	1	42
Provisions reversed during the year	(4)	(21)	(9)	(34)
Balance as at January 1, 2017	30	60	48	138
Provisions made during the year	2	14	11	27
Provisions reversed during the year	(11)	(25)	(17)	(53)
Balance as at December 31, 2017	21	49	42	112

Non-current	21	-	-	21
Current	-	49	42	91
	21	49	42	112